SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and are denominated in U.S. dollars.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to accounts receivable and allowance for credit losses, acquired intangible assets and goodwill, the useful life of intangible assets, capitalized internal-use software, property and equipment, the incremental borrowing rate for operating leases, share based compensation including the determination of the fair value of the Company’s share based awards, the fair value of the Private Warrants, and the valuation of deferred taxes and uncertain tax positions. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Functional Currency

Majority of the Company's revenues and costs of revenues are denominated in United States dollars ("dollars").

While some of the Company's revenues and operational costs are incurred in other currencies, the Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate and therefore, is the Company's functional and reporting currency. Accordingly, transactions denominated in currencies other than the functional currency are re-measured to the functional currency in accordance with ASC No. 830, "Foreign Currency Matters", at the exchange rate at the date of the transaction or the average exchange rate in the month.

At the end of each reporting period, monetary assets and liabilities are re-measured to the functional currency using exchange rates in effect at the balance sheet date. Non-monetary assets and liabilities are re-measured at historical exchange rates. Gains and losses related to re-measurement are recorded as financial income (expense) in the consolidated statements of income (loss) as appropriate.

Cash and cash equivalents

Cash and cash equivalents consist of cash in banks and highly liquid investments with an original maturity of three months or less at the date of purchase.

Restricted Deposits

The Company’s restricted deposits primarily consist of bank deposits collateralizing the Company’s operating leases.

Fair Value Measurements

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability, considering the principal or most advantageous market in which it would transact and assumptions that market participants would use when pricing the asset or liability, in an orderly transaction between market participants at the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Three levels of inputs may be used to measure fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace.
Level 3 -	Unobservable inputs which are supported by little or no market activity.

Financial instruments consist of cash equivalents, restricted deposits, trade receivables, trade payables, accrued liabilities and warrants liability. Cash equivalents, restricted cash and warrants liability are stated at fair value on a recurring basis. Trade receivables, trade payables, and accrued liabilities are stated at their carrying value, which approximates their fair value due to the short time to the expected receipt or payment date.

Trade Receivables and Allowance for Credit Losses

Trade receivables are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for credit losses. Payment terms and conditions vary by contract type, although terms generally include a requirement to pay within 30 days of the invoice.

The Company’s expected loss allowance methodology for accounts receivable is developed using historical collection experience and current and future economics and market conditions.

The estimate of the amount that may not be collected is based on the geographic location, aging and customer financial condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company writes-off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Concentrations of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents, restricted deposit and trade receivables.

The Company’s cash, cash equivalents and restricted deposits are invested in major banks mostly in Israel,  United States and United Kingdom. The Company maintains cash and cash equivalents with diverse financial institutions and monitors the amount of credit exposure to each financial institution. In the United States and United Kingdom, the Company deposits are maintained with commercial banks, which are insured by the U.S. Federal Deposit Insurance Corporation (“FDIC”) and Financial Services Compensation Scheme (“FSCS”), which is authorized by the Bank of England (acting in its capacity as the Prudential Regulation Authority), respectively. At various times the Company has deposits in excess of the maximum amounts insured by the FDIC and FSCS. In Israel, commercial banks do not have government-sponsored deposit insurance. As of December 31, 2021, the Company has not experienced credit losses related to these balances.

As of December 31, 2021 and 2020, the Company maintained balances of approximately $162,301 and $33,652, respectively with U.S. banks in excess of the amounts insured by the FDIC and $35,814 and $41,818, respectively, with United Kingdom banks in excess of the amounts insured by the FSCS.

The Company’s trade receivables are geographically diversified and derived mainly from sales in the United States. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its accounts receivables and establishes an allowance for expected losses as necessary.

As of December 31, 2021 and 2020, no single customer represented 10% or more of accounts receivable. No single customer accounted for more than 10% of total revenue for the periods presented.

Deferred Offering Costs

Deferred offering costs consist primarily of accounting, legal, and other fees related to the Company’s Merger agreement. Following consummation of the Merger and related Transactions, the deferred offering costs were reclassified to shareholders’ equity and recorded against the proceeds from the Transaction. The Company capitalized $2,096 of deferred offering costs within the long-term prepaid expenses in the consolidated balance sheets as of December 31, 2020. These costs were paid during the year ended December 31, 2021.

Leases

The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASU 2016-02, “Leases” ("ASC 842"), a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset. The Company has elected not to recognize short-term leases on the balance sheet, nor separate lease and non-lease components.

The right of use assets, or ROU assets, and related lease liability are initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate based on the information available at the date of adoption in determining the present value of the lease payments.

The Company's incremental borrowing rate is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located.

Some of the Company's leases contain one or more options to extend. The exercise of lease renewal options is typically at the Company's sole discretion. The Company considers various factors such as market conditions and the terms of any renewal options that may exist to determine whether it is reasonably certain to exercise the options to extend the lease.

Some of the real estate leases contain variable lease payments, including payments based on a Consumer Price Index ("CPI"). Variable lease payments based on a CPI are initially measured using the index in effect at lease adoption, and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Additional payments based on the change in a CPI are recorded as a period expense when incurred.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computer equipment and software	3 - 4
Internal-use software	3
Office furniture and equipment	3 - 7
Leasehold improvements	Over the shorter of expected lease term or estimated useful life

Internal-Use Software Development Costs

According to ASC 350-40 the Company capitalizes certain internal-use software development costs associated with creating and enhancing internal-use software related to its platform and technology infrastructure. These costs include personnel and related employee benefits expenses for employees who are directly associated with and who devote time to software projects, and services consumed in developing or obtaining the software.

Capitalized internal-use software is included in property and equipment, net in the consolidated balance sheets. Software development costs that do not meet the criteria for capitalization are expensed as incurred and recorded in research and development expenses in the consolidated statements of income (loss).

Software development activities generally consist of three stages, (i) the planning stage, (ii) the application and infrastructure development stage, and (iii) the post implementation stage. Costs incurred in the planning and post implementation stages of software development, including costs associated with the post configuration training and repairs and maintenance of the developed technologies, are expensed as incurred. The Company capitalizes costs associated with software developed for internal-use when both the preliminary project stage is completed, and management has authorized further funding for the completion of the project. Costs incurred in the application and infrastructure development stages, including significant enhancements and upgrades, are capitalized. Capitalization ends once a project is substantially complete, and the software and technologies are ready for their intended purpose.

Internal-use software development costs are amortized using a straight-line method over the estimated useful life of three years, commencing when the software is ready for its intended use.

Business Combinations

In accordance with ASC 805, the Company accounts for business combinations using the acquisition method of accounting.

The Company recorded the acquisition based on the fair value of the consideration transferred and then allocated the purchase price to the identifiable assets acquired and liabilities assumed based on their respective fair values as of the acquisition date.

The Company determines the recognition of intangible assets based on the following criteria: (i) the intangible asset arises from contractual or other rights; or (ii) the intangible asset is separable or divisible from the acquired entity and capable of being sold, transferred, licensed, returned or exchanged.

The excess of the value of consideration transferred over the aggregate fair value of those net assets was recorded as goodwill. Any identified definite lived intangible assets will be amortized over their estimated useful lives and any identified intangible assets with indefinite useful lives and goodwill will not be amortized but will be tested for impairment at least annually. All intangible assets and goodwill will be tested for impairment when certain indicators are present. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates including the selection of valuation methodologies, estimates of future revenues and cash flows, discount rates, and selection of comparable companies.

Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the Company’s consolidated statement of income (loss).

The process of estimating the fair values requires significant estimates, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, merchant/network affiliate relationships, publisher relationships, technology, tradenames and discount rates. The Company estimates fair value based upon assumptions that are believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Intangible Assets

Intangible assets consist of identifiable intangible assets that the Company has acquired from previous business combinations, namely customer relationships and developed technology. Intangible assets are recorded at fair value, net of accumulated amortization. The Company amortizes its intangible assets reflecting the pattern in which the economic benefits of the intangible assets are consumed. When a pattern cannot be reliably determined, the Company uses a straight-line amortization method.

The estimated useful lives of the Company’s intangible assets are as follows:

Years

Merchant/ Network affiliate relationships	4.5
Publisher relationships	4
Tradenames	3
Technology	3 - 5
Customer relationships	5 - 9

Impairment of Long-Lived Assets

The Company's long-lived assets are reviewed for impairment in accordance with ASC No, 360 "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There was no impairment of long-lived assets in the years ended December 31, 2021, 2020 and 2019.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired in business combinations. The Company’s annual impairment assessment of a single reporting unit is performed as of the fourth quarter of each year. Assessments are performed at other times if events or circumstances indicate it is more likely than not that the asset is impaired. Events or changes in circumstances which could trigger an impairment review include a significant adverse change in legal factors or in the business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of the Company’s use of the acquired assets, or the strategy for the Company’s overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess. There was no impairment of goodwill in the years ended December 31, 2021, 2020 and 2019.

Segment Information

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis, for purposes of allocating resources and evaluating financial performance.

The Company has one business activity and there are no segment managers accountable for operations, operating results beyond revenue or gross profit, or plans for levels or components below the consolidated unit level. Accordingly, the Company has a single reporting segment.

Revenue Recognition

Under ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps:

(i)	Identify the contract with a customer;
(ii)	Identify the performance obligations in the contract, including whether they are distinct in the context of the contract;
(iii)	Determine the transaction price, including the constraint on variable consideration;
(iv)	Allocate the transaction price to the performance obligations in the contract;
(v)	Recognize revenue as the Company satisfies the performance obligations.

The Company generates revenues when people click on, purchase from or, in some cases, view the ads that appear within its recommendation platform. The Company’s customers are the advertisers, merchants and affiliate networks that advertise on the Company's platform (“Advertisers”). Advertisers pay Taboola for those clicks, purchases or impressions and Taboola generally share the resulting revenue with the digital properties who display those ads.

Advertisers accept the Company’s terms of service upon signature on an IO (insertion order) or any applicable form and registration to the platform.

-	For campaigns priced on a cost-per-click (“CPC”) basis, the Company bills the customers and recognizes revenues when a user clicks on an advertisement displayed.
-	For campaigns priced on a cost-per-thousand impression basis (“CPM”), the Company will bill its customers and recognize revenues based on the number of times an advertisement is displayed to a user.
-	For campaigns priced on a performance-based cost-per-action (“CPA”) basis, the Company generates revenue when a user makes an acquisition.

The determination of whether revenue should be reported gross of amounts billed to advertisers (gross basis) or net of payments to digital properties partners (net basis) requires significant judgment and is based on management assessment of whether the Company is acting as the principal or an agent in the transaction. The Company has determined that in certain arrangement it acts as principal in its arrangements because it has the ability to direct the services to its customers, while in others it does not.

On revenues presented on a gross basis the Company has contracts with its digital properties that provide exclusivity and cover multiple years at inception. These agreements typically require that the Company's code be integrated on the digital property web page. Thus, in the vast majority of the Company's business, it does not bid for an ad placement, but rather it controls the specified pages before they are transferred to the customer, sees all users that visit the respective pages and is able to run a predictive auction and direct the ad placement to the relevant customer. The Company further concluded that (i) the Company is primarily responsible for fulfilling the promise to provide the service in the arrangement; (ii) the Company has latitude in establishing the contract price with the advertisers, and (iii) the Company has inventory risk on a portion of its multi-year agreement with digital properties. Therefore, based on these and other factors, the Company reports revenue earned on a gross basis.

For those revenue arrangements where the Company does not control the advertising inventory before it is transferred to its Advertisers, does not have inventory risks as the Company does not purchase the advertising inventory upfront or has limited discretion in establishing prices, the Company believes it acts as an agent and recognizes revenue and related costs incurred on a net basis.

Trade receivables are recorded at the amount of gross billings the Company is responsible to collect, trade payables, representing liabilities towards digital properties, are recorded at the net amount payable to publishers.

Practical Expedients

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

The Company generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Cost of Revenues

The Company’s cost of revenue primarily includes Traffic acquisition costs and other cost of revenue.

Traffic acquisition cost. Traffic acquisition cost, or TAC consists primarily of cost related to digital property compensation for placing Taboola’s platform on their digital property and cost for advertising impressions purchased from real-time advertising exchanges and other third parties. Traffic acquisition cost also includes up-front payments, incentive payments, or bonuses paid to the digital property partners, which are amortized over the respective contractual term of the digital property arrangement. Taboola has two primary compensation models for digital properties. The most common model is a revenue share model. In this model, Taboola agrees to pay a fixed percentage of the revenue that it generates from advertisements placed on the digital properties. The second model includes guarantees.

Under this model, Taboola mostly pays a greater of a fixed percentage of the revenue generated and a committed guaranteed amount per thousand page views ("Minimum guarantee model"). Actual compensation is settled on a monthly basis. Expenses under both the revenue share model as well as the Minimum guarantee model are recorded as incurred, based on actual revenues generated by Taboola at the respective month.

Other cost of revenue. Other cost of revenue primarily consists of data center and related costs, depreciation expense related to hardware supporting Taboola’s platform, amortization expense related to capitalized internal-use software and acquired intangibles, personnel costs, and allocated facilities costs. Personnel costs include salaries, bonuses, share based compensation, and employee benefit costs, and are primarily attributable to the operations group, which supports the Company’s platform and clients.

Research and Development

Research and development expenses consist primarily of personnel costs, including salaries, bonuses, share based compensation and employee benefits costs, allocated facilities costs, professional services and depreciation.

Warrants Liability

The Company evaluated the Public Warrants and Private Warrants (collectively “Warrants”) in accordance with ASC 815-40, ‘‘Derivatives and Hedging — Contracts in Entity’s Own Equity’’, and concluded that a provision in the Warrants Agreement related to certain tender or exchange offers, as well as provisions that provided for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant, preclude the Warrants from being accounted for as components of equity.

As the Warrants meet the definition of a derivative as contemplated in ASC 815 and are not eligible for an exception from derivative accounting, the Warrants are recorded as derivative liabilities in the consolidated balance sheets and measured at fair value at inception (on June 29, 2021, the date of the Merger Transaction) and at each reporting period in accordance with ASC 820, ‘‘Fair Value Measurement’’, with changes in fair value presented within finance income (expense), net in the consolidated statements of income (loss) in the period of change.

The Company established the initial fair value for the Warrants as of June 29, 2021, the date of the Company’s Merger Transaction, using a quoted price for the Public Warrants and a Black-Scholes simulation model for the Private Warrants. The Private Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Black-Scholes model for the Private Warrants were as follows at initial Measurement and as of December 31, 2021:

Input	June 29, 2021 (Initial Measurement)	December 31, 2021

Risk-free interest rate	0.73% -0.89%	1.07% - 1.18%
Expected term (years)	4.26 - 5.00	3.75 - 4.50
Expected volatility	65.3% - 65.7%	66.1% - 68.6%
Exercise price	$11.50	$11.50
Underlying Stock Price	$10.54	$7.78

The Company’s use of a Black-Scholes model required the use of subjective assumptions:

•	The risk-free interest rate assumption was interpolated based on constant maturity U.S. Treasury rates over a term commensurate with the expected term of the warrants.
•
The expected term was based on the  maturity of the warrants five years following June 29, 2021, the Merger Transaction date, and for certain Private Warrants the maturity was determined to be five years from the date of the October 1, 2020, ION initial public offering effective date.

•	The expected volatility assumption was based on the implied volatility from a set of comparable publicly- traded warrants as determined based on size and proximity.

Share Based Compensation

Share based compensation expense related to share based awards is recognized based on the fair value of the awards granted and recognized as an expense over the requisite service period for share options and RSUs. The Company elects the straight-line recognition method for awards subject to graded vesting based only on a service condition and the accelerated method for awards that are subject to a performance condition. The compensation expense associated with performance based RSUs is adjusted based on the probability in achieving performance targets. Forfeitures are accounted for as they occur.

The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model. The Black-Scholes option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying ordinary shares, the expected term of the award, the expected volatility of the price of the Company’s ordinary shares, risk-free interest rates, and the expected dividend yield of ordinary shares. The fair value of each RSU award is based on the fair value of the underlying ordinary shares on the grant date. The assumptions used to determine the fair value of the share awards represent management’s best estimates. These estimates involve inherent uncertainties and the application of management’s judgment.

The fair value of each option award is estimated using the following assumptions:

	Year ended December 31,
	2021	2020	2019

Volatility	51.5% - 65.6%	50.0% - 54.0%	47.6% - 48.8%
Risk-free interest rate	0.61% - 1.36%	0.38% - 0.67%	1.65% - 2.34%
Dividend yield	0%	0%	0%
Expected term (in years)	5 - 6.86	6.25	6.25

These assumptions and estimates were determined as follows:

Fair Value of Ordinary Shares. For periods after the Company’s shares began trading on June 30, 2021, the fair value of the shares is determined by the closing price of our ordinary shares as reported on the date of grant. For periods prior to the public listing, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by independent third-party valuation specialists.

Risk-Free Interest Rate. The risk-free rate for the expected term of the options is based on the Black-Scholes option-pricing model on the yields of U.S. Treasury securities with maturities appropriate for the expected term of employee share option awards.

Expected Term. The expected term represents the period that options are expected to be outstanding. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected Volatility. Since the Company has a limited trading history of its ordinary shares, the expected volatility is derived from the average historical share volatilities based on peer group public companies that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.

Expected Dividend Yield. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As a result, an expected dividend yield of zero percent was used.

Income taxes

The Company is subject to income taxes in Israel, the U.S., and other foreign jurisdictions. These foreign jurisdictions may have different statutory rates than in Israel. Income taxes are accounted in accordance with ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax basis as well as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The financial effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes income tax benefits from uncertain tax positions only if it believes that it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such uncertain tax positions are then measured based on the largest benefit that is more likely than not to be realized upon the ultimate settlement. Although the Company believes that it has adequately reserved for its uncertain tax positions, it can provide no assurance that the final tax outcome of these matters will not be materially different. The Company makes adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different from the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

Loss Contingency

The Company evaluates the likelihood of an unfavorable outcome in legal or regulatory proceedings to which it is a party and records a loss contingency when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These judgments are subjective, based on the status of such legal or regulatory proceedings, the merits of the Company’s defenses and consultation with corporate and external legal counsel. Actual outcomes may differ materially from the Company’s estimates. Legal costs associated with the proceedings are expensed as incurred.

Net income (loss) Per Share Attributable to Ordinary Shareholders

The Company calculates basic net income (loss) per share by dividing the net income (loss) by the weighted-average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed by giving effect to all potentially dilutive ordinary share equivalents outstanding for the period, including share options and restricted share units.

The Company calculates basic net income (loss) per share using the two-class method required for participating securities. The two-class method requires income (loss) available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, on a pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares. These participating securities did not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

Under the two-class method, the Company’s basic net income (loss) per share was calculated by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of shares of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net income (loss) per share was calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net income (loss) per share was the same as basic net income (loss) per share in periods when the effects of potentially dilutive shares of ordinary shares were anti-dilutive.

Reclassification

Certain amounts in the corresponding periods have been reclassified to conform with the current year’s presentation. Such reclassifications did not affect net loss, Changes in the convertible preferred shares and shareholders’ equity or cash flows.

Recently Issued and Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The ASU simplifies the accounting for income taxes by removing a variety of exceptions within the framework of ASC 740. These exceptions include the exception to the incremental approach for intra-period tax allocation in the event of a loss from continuing operations and income or a gain from other items (such as other comprehensive income), and the exception to using general methodology for the interim period tax accounting for year-to-date losses that exceed anticipated losses. The Company adopted the guidance on January 1, 2021. The impact of adoption of this standard on the Company’s consolidated financial statements was immaterial.

Recently Issued Accounting Pronouncements, not yet adopted

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with ASC 606, “Revenue from Contracts with Customers”. This guidance is effective for fiscal years beginning after December 15, 2022 and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

In August 2020, FASB issued ASU 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20)” and “Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method.

ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company does not expect the impact of adoption to be material on the Company’s consolidated financial statements.